Related Party Transactions - Summary of Key Management Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 10	¥ 9
Directors and Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	2	3
Senior Management [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 8	¥ 6